Investment Objectives and Goals	May 31, 2026
WHITEWOLF Publicly Listed Private Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	WHITEWOLF PUBLICLY LISTED PRIVATE EQUITY ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The WHITEWOLF Publicly Listed Private Equity ETF (the “Fund” or “LBO”) seeks long-term capital appreciation and current income.
WHITEWOLF Commercial Real Estate Finance Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	WHITEWOLF COMMERCIAL REAL ESTATE FINANCE INCOME ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The WHITEWOLF Commercial Real Estate Finance Income ETF (the “Fund” or “CREF”) seeks total return through dividends and capital appreciation.